UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2018 - 06/30/2019

REGISTRANT ADDRESS: 2601 NE 2nd Avenue, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FUND

The Fairholme Fund Proxy Voting Record

HRG GROUP, INC.

Security	40434J100	Meeting Type	Special

Ticker Symbol	HRG	Meeting Date	13-Jul-2018

ISIN	US40434J1007	Agenda	934848221 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	To approve a proposal to amend HRG’s certificate of incorporation to cause each outstanding share of HRG common stock to, by means of a reverse stock split, be combined into a fraction of a share of HRG common stock equal to the number of shares of Spectrum Brands Holdings, Inc. (“Spectrum”) common stock currently held by HRG divided by the number of outstanding shares of HRG common stock on a fully diluted basis, subject to certain adjustments	Management	For	For

2.	To approve a proposal to amend HRG’s certificate of incorporation to subject HRG to Section 203 of the General Corporation Law of the State of Delaware	Management	For	For

3.	To approve a proposal to amend HRG’s certificate of incorporation to decrease the number of authorized shares of HRG common stock from 500 million to 200 million	Management	For	For

4.	To approve a proposal to amend HRG’s certificate of incorporation to increase the number of authorized shares of HRG preferred stock from 10 million to 100 million	Management	For	For

5.	To approve a proposal to amend HRG’s certificate of incorporation to amend the Internal Revenue Code Section 382 transfer provisions	Management	For	For

6.	To approve a proposal to amend HRG’s certificate of incorporation to include, among others, changing HRG’s corporate name from “HRG Group, Inc.” to “Spectrum Brands Holdings, Inc.”	Management	For	For

7.	To approve a proposal to issue shares of HRG common stock in connection with the Agreement and Plan of Merger, dated as of February 24, 2018 (as amended, the “merger agreement”), by and among Spectrum, HRG, HRG SPV Sub I, Inc. and HRG SPV Sub II, LLC	Management	For	For

8.	To approve a proposal to adjourn the HRG special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the HRG special meeting to approve the foregoing proposals	Management	For	For

9.

To approve, by a non-binding advisory vote, certain compensation that may be paid or become payable to HRG’s named executive officers that is based on or otherwise relates to the merger contemplated by the merger agreement

		Management	For	For

SPECTRUM BRANDS HOLDINGS INC

Security	84763R101	Meeting Type	Special

Ticker Symbol	SPB	Meeting Date	13-Jul-2018

ISIN	US84763R1014	Agenda	934848649 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	Adopt the Agreement and Plan of Merger, dated as of February 24, 2018, as amended, by and among Spectrum, HRG Group, Inc. (“HRG”), HRG SPV Sub I, Inc. and HRG SPV Sub II, LLC.	Management	For	For

2.	Adjournment of Meeting to another date & place if necessary or appropriate to solicit additional votes in favor of Proposal 1.	Management	For	For

3.	Amendment of the HRG certificate of incorporation to cause each outstanding share of HRG common stock to, by means of a reverse stock split, be combined into a fraction of a share of HRG common stock equal to number of shares of Spectrum common stock currently held by HRG divided by the number of outstanding shares of HRG common stock on a fully diluted basis.	Management	For	For

4.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to subject HRG to Section 203 of the General Corporation Law of the State of Delaware.	Management	For	For

5.	Amendment of the HRG certificate of incorporation to decrease the number of authorized shares of HRG common stock.	Management	For	For

6.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to increase the number of authorized shares of HRG preferred stock from 10 million to 100 million.	Management	For	For

7.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to amend the Internal Revenue Code Section 382 transfer provisions.	Management	For	For

8.	Amendment of the HRG certificate of incorporation to make other amendments related or incidental to the foregoing.	Management	For	For

VISTA OUTDOOR INC

Security	928377100	Meeting Type	Annual

Ticker Symbol	VSTO	Meeting Date	07-Aug-2018

ISIN	US9283771007	Agenda	934850101 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Class I Director: Michael Callahan	Management	For	For

1b.	Election of Class I Director: Robert Tarola	Management	For	For

2.	Advisory Vote to Approve Compensation of Vista Outdoor’s Named Executive Officers	Management	For	For

3.	Ratification of the Appointment of Vista Outdoor’s Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2019	Management	For	For

4.	Vote to Amend Vista Outdoor’s Certificate of Incorporation to Declassify the Board of Directors	Management	For	For

BERKSHIRE HATHAWAY INC.

Security	084670702	Meeting Type	Annual

Ticker Symbol	BRKB	Meeting Date	04-May-2019

ISIN	US0846707026	Agenda	934943362 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Warren E. Buffett		For	For

	2 Charles T. Munger		For	For

	3 Gregory E. Abel		For	For

	4 Howard G. Buffett		For	For

	5 Stephen B. Burke		For	For

	6 Susan L. Decker		For	For

	7 William H. Gates III		For	For

	8 David S. Gottesman		For	For

	9 Charlotte Guyman		For	For

	10 Ajit Jain		For	For

	11 Thomas S. Murphy		For	For

	12 Ronald L. Olson		For	For

	13 Walter Scott, Jr.		For	For

	14 Meryl B. Witmer		For	For

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	20-May-2019

ISIN	US7901481009	Agenda	934978339 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Director for a one-year term: Cesar L. Alvarez	Management	For	For

1b.	Election of Director for a one-year term: Bruce R. Berkowitz	Management	For	For

1c.	Election of Director for a one-year term: Howard S. Frank	Management	For	For

1d.	Election of Director for a one-year term: Jorge L. Gonzalez	Management	For	For

1e.	Election of Director for a one-year term: James S. Hunt	Management	For	For

1f.	Election of Director for a one-year term: Thomas P. Murphy, Jr.	Management	For	For

2.	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the 2019 fiscal year.	Management	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Management	For	For

IMPERIAL METALS CORP

Security	452892102	Meeting Type	Annual General Meeting

Ticker Symbol	IPMLF	Meeting Date	25-Jun-2019

ISIN	CA4528921022	Agenda	711215194 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	ELECTION OF DIRECTOR: PIERRE LEBEL	Management	For	For

1.2	ELECTION OF DIRECTOR: J. BRIAN KYNOCH	Management	For	For

1.3	ELECTION OF DIRECTOR: LARRY G. MOELLER	Management	For	For

1.4	ELECTION OF DIRECTOR: THEODORE W. MURARO	Management	For	For

1.5	ELECTION OF DIRECTOR: JANINE NORTH	Management	For	For

1.6	ELECTION OF DIRECTOR: EDWARD A. YURKOWSKI	Management	For	For

1.7	ELECTION OF DIRECTOR: JAMES P. VEITCH	Management	For	For

2	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For

3	TO APPROVE ALL UNALLOCATED STOCK OPTIONS UNDER THE COMPANY’S AMENDED AND RESTATED STOCK OPTION PLAN (2007)	Management	For	For

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2018 - 06/30/2019

REGISTRANT ADDRESS: 2601 NE 2nd Avenue, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME FOCUSED INCOME FUND

The Fairholme Focused Income Fund Proxy Voting Record

No Proxies were voted for the Fairholme Focused Income Fund during the Period.

Proxy Voting Record

REGISTRANT NAME: FAIRHOLME FUNDS, INC.

INVESTMENT COMPANY ACT FILE NUMBER:  811-09607

REPORTING PERIOD: 07/01/2018 - 06/30/2019

REGISTRANT ADDRESS: 2601 NE 2nd Avenue, Miami, FL 33137

NAME OF SERIES (AS APPLICABLE):  THE FAIRHOLME ALLOCATION FUND

The Fairholme Allocation Fund Proxy Voting Record

HRG GROUP, INC.

Security	40434J100	Meeting Type	Special

Ticker Symbol	HRG	Meeting Date	13-Jul-2018

ISIN	US40434J1007	Agenda	934848221 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	To approve a proposal to amend HRG’s certificate of incorporation to cause each outstanding share of HRG common stock to, by means of a reverse stock split, be combined into a fraction of a share of HRG common stock equal to the number of shares of Spectrum Brands Holdings, Inc. (“Spectrum”) common stock currently held by HRG divided by the number of outstanding shares of HRG common stock on a fully diluted basis, subject to certain adjustments	Management	For	For

2.	To approve a proposal to amend HRG’s certificate of incorporation to subject HRG to Section 203 of the General Corporation Law of the State of Delaware	Management	For	For

3.	To approve a proposal to amend HRG’s certificate of incorporation to decrease the number of authorized shares of HRG common stock from 500 million to 200 million	Management	For	For

4.	To approve a proposal to amend HRG’s certificate of incorporation to increase the number of authorized shares of HRG preferred stock from 10 million to 100 million	Management	For	For

5.	To approve a proposal to amend HRG’s certificate of incorporation to amend the Internal Revenue Code Section 382 transfer provisions	Management	For	For

6.	To approve a proposal to amend HRG’s certificate of incorporation to include, among others, changing HRG’s corporate name from “HRG Group, Inc.” to “Spectrum Brands Holdings, Inc.”	Management	For	For

7.	To approve a proposal to issue shares of HRG common stock in connection with the Agreement and Plan of Merger, dated as of February 24, 2018 (as amended, the “merger agreement”), by and among Spectrum, HRG, HRG SPV Sub I, Inc. and HRG SPV Sub II, LLC	Management	For	For

8.	To approve a proposal to adjourn the HRG special meeting, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the HRG special meeting to approve the foregoing proposals	Management	For	For

9.

To approve, by a non-binding advisory vote, certain compensation that may be paid or become payable to HRG’s named executive officers that is based on or otherwise relates to the merger contemplated by the merger agreement

		Management	For	For

SPECTRUM BRANDS HOLDINGS INC

Security	84763R101	Meeting Type	Special

Ticker Symbol	SPB	Meeting Date	13-Jul-2018

ISIN	US84763R1014	Agenda	934848649 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	Adopt the Agreement and Plan of Merger, dated as of February 24, 2018, as amended, by and among Spectrum, HRG Group, Inc. (“HRG”), HRG SPV Sub I, Inc. and HRG SPV Sub II, LLC.	Management	For	For

2.	Adjournment of Meeting to another date & place if necessary or appropriate to solicit additional votes in favor of Proposal 1.	Management	For	For

3.	Amendment of the HRG certificate of incorporation to cause each outstanding share of HRG common stock to, by means of a reverse stock split, be combined into a fraction of a share of HRG common stock equal to number of shares of Spectrum common stock currently held by HRG divided by the number of outstanding shares of HRG common stock on a fully diluted basis.	Management	For	For

4.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to subject HRG to Section 203 of the General Corporation Law of the State of Delaware.	Management	For	For

5.	Amendment of the HRG certificate of incorporation to decrease the number of authorized shares of HRG common stock.	Management	For	For

6.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to increase the number of authorized shares of HRG preferred stock from 10 million to 100 million.	Management	For	For

7.	To approve, on a non-binding, advisory basis, the amendment of the HRG certificate of incorporation to amend the Internal Revenue Code Section 382 transfer provisions.	Management	For	For

8.	Amendment of the HRG certificate of incorporation to make other amendments related or incidental to the foregoing.	Management	For	For

VISTA OUTDOOR INC

Security	928377100	Meeting Type	Annual

Ticker Symbol	VSTO	Meeting Date	07-Aug-2018

ISIN	US9283771007	Agenda	934850101 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Class I Director: Michael Callahan	Management	For	For

1b.	Election of Class I Director: Robert Tarola	Management	For	For

2.	Advisory Vote to Approve Compensation of Vista Outdoor’s Named Executive Officers	Management	For	For

3.	Ratification of the Appointment of Vista Outdoor’s Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2019	Management	For	For

4.	Vote to Amend Vista Outdoor’s Certificate of Incorporation to Declassify the Board of Directors	Management	For	For

BERKSHIRE HATHAWAY INC.

Security	084670702	Meeting Type	Annual

Ticker Symbol	BRKB	Meeting Date	04-May-2019

ISIN	US0846707026	Agenda	934943362 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.	DIRECTOR	Management

	1 Warren E. Buffett		For	For

	2 Charles T. Munger		For	For

	3 Gregory E. Abel		For	For

	4 Howard G. Buffett		For	For

	5 Stephen B. Burke		For	For

	6 Susan L. Decker		For	For

	7 William H. Gates III		For	For

	8 David S. Gottesman		For	For

	9 Charlotte Guyman		For	For

	10 Ajit Jain		For	For

	11 Thomas S. Murphy		For	For

	12 Ronald L. Olson		For	For

	13 Walter Scott, Jr.		For	For

	14 Meryl B. Witmer		For	For

THE ST. JOE COMPANY

Security	790148100	Meeting Type	Annual

Ticker Symbol	JOE	Meeting Date	20-May-2019

ISIN	US7901481009	Agenda	934978339 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1a.	Election of Director for a one-year term: Cesar L. Alvarez	Management	For	For

1b.	Election of Director for a one-year term: Bruce R. Berkowitz	Management	For	For

1c.	Election of Director for a one-year term: Howard S. Frank	Management	For	For

1d.	Election of Director for a one-year term: Jorge L. Gonzalez	Management	For	For

1e.	Election of Director for a one-year term: James S. Hunt	Management	For	For

1f.	Election of Director for a one-year term: Thomas P. Murphy, Jr.	Management	For	For

2.	Ratification of the appointment of Grant Thornton LLP as our independent registered public accounting firm for the 2019 fiscal year.	Management	For	For

3.	Approval, on an advisory basis, of the compensation of our named executive officers.	Management	For	For

IMPERIAL METALS CORP

Security	452892102	Meeting Type	Annual General Meeting

Ticker Symbol	IPMLF	Meeting Date	25-Jun-2019

ISIN	CA4528921022	Agenda	711215194 - Management

Item	Proposal	Proposed by	Vote	For/Against Management

1.1	ELECTION OF DIRECTOR: PIERRE LEBEL	Management	For	For

1.2	ELECTION OF DIRECTOR: J. BRIAN KYNOCH	Management	For	For

1.3	ELECTION OF DIRECTOR: LARRY G. MOELLER	Management	For	For

1.4	ELECTION OF DIRECTOR: THEODORE W. MURARO	Management	For	For

1.5	ELECTION OF DIRECTOR: JANINE NORTH	Management	For	For

1.6	ELECTION OF DIRECTOR: EDWARD A. YURKOWSKI	Management	For	For

1.7	ELECTION OF DIRECTOR: JAMES P. VEITCH	Management	For	For

2	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For

3	TO APPROVE ALL UNALLOCATED STOCK OPTIONS UNDER THE COMPANY’S AMENDED AND RESTATED STOCK OPTION PLAN (2007)	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	August 1, 2019

*	Print the name and title of each signing officer under his or her signature.